Average Annual Total Returns - No Load - Salient Select Income Fund	May 01, 2021
Investor Class
Average Annual Return:
1 Year	(3.09%)
5 Years	3.80%
10 Years
Since Inception	6.53%
Inception Date	Oct. 26, 2011
Investor Class | ICEBofAMLFixedRatePreferredSecuritiesIndex [Member]
Average Annual Return:
1 Year	6.95%
5 Years	6.38%
10 Years
Since Inception	7.21%
Institutional Class
Average Annual Return:
1 Year	(2.75%)
5 Years	4.16%
10 Years	6.32%
Since Inception	5.15%
Inception Date	Apr. 28, 2006
Institutional Class | After Taxes on Distributions
Average Annual Return:
1 Year	(3.70%)
5 Years	2.31%
10 Years	3.82%
Since Inception	2.59%
Inception Date	Apr. 28, 2006
Institutional Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(1.63%)
5 Years	2.62%
10 Years	4.05%
Since Inception	3.00%
Inception Date	Apr. 28, 2006
Institutional Class | ICEBofAMLFixedRatePreferredSecuritiesIndex [Member]
Average Annual Return:
1 Year	6.95%
5 Years	6.38%
10 Years	6.78%
Since Inception	4.45%